Intangible assets and goodwill	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill.
Intangible assets and goodwill

11.           Intangible assets and goodwill

11.1.        Breakdown of balances

	Average annual amortization rates %	Cost	Amortization	Impairment	Net balance on December 31, 2022
Intangible assets under development (a)	-	41,707	-	-	41,707
Brands and patents	-	29	-	-	29
Software license	20 to 50	10,112	(5,135)	-	4,977
Database	10	800	(547)	-	253
Goodwill	-	1,060,162	-	(136,723)	923,439
Customer portfolio	10	131,448	(94,967)	-	36,481
Non-compete (b)	20	2,697	(1,146)	-	1,551
Platform	10 to 20	452,814	(84,019)	-	368,795
Total		1,699,769	(185,814)	(136,723)	1,377,232

	Average annual amortization rates %	Cost	Amortization	Net balance on December 31, 2021
Intangible assets under development (a)	-	7,723	-	7,723
Brands and patents	-	25	-	25
Software license	20 to 50	7,449	(3,310)	4,139
Database	10	800	(467)	333
Goodwill	-	813,912	-	813,912
Customer portfolio	10	118,854	(80,103)	38,751
Non-compete (b)	20	2,697	(337)	2,360
Platform	10 to 20	217,237	(34,123)	183,114
Total		1,168,697	(118,340)	1,050,357

11.2.        Changes in intangible assets and goodwill

	Average annual amortization rates %	December 31, 2021	Additions	Additions due to acquisitions	Transfers	Disposals	Hyperinflation adjustment	Impairment	December 31, 2022
Intangible asset in progress (a)		7,723	39,714	-	(5,872)	-	142	-	41,707
Software license		7,449	2,777	-	-	(77)	(37)	-	10,112
Database		800	-	-	-	-	-	-	800
Goodwill		813,912	-	246,250	-	-	-	(136,723)	923,439
Customer portfolio		118,854	-	12,594	-	-	-	-	131,448
Non-compete (a)		2,697	-	-	-	-	-	-	2,697
Brands and patents		25	4	-	-	-	-	-	29
Platform		217,237	-	229,705	5,872	-	-	-	452,814
Cost		1,168,697	42,495	488,549	-	(77)	105	(136,723)	1,563,046
Software license	20 – 50	(3,310)	(1,877)	-	-	52	-	-	(5,135)
Database	10	(467)	(80)	-	-	-	-	-	(547)
Customer portfolio	10	(80,103)	(14,864)	-	-	-	-	-	(94,967)
Non-compete (a)	20	(337)	(809)	-	-	-	-	-	(1,146)
Platform	10 - 20	(34,123)	(49,896)	-	-	-	-	-	(84,019)
(-) Accumulated amortizations		(118,340)	(67,526)	-	-	52	-	-	(185,814)
Total		1,050,357	(25,031)	488,549	-	(25)	105	(136,723)	1,377,232

	Average annual amortization rates %	December 31, 2020	Additions	Additions due to acquisitions	Transfers	December 31, 2021
Intangible asset in progress		8,433	9,849	-	(10,559)	7,723
Software license		3,584	3,517	-	348	7,449
Database		800	-	-	-	800
Goodwill		163,394	-	650,518	-	813,912
Customer portfolio		112,929	-	5,925	-	118,854
Non-compete (a)		-	-	2,697	-	2,697
Brands and patents		-	24	1	-	25
Platform		75,065	77	131,884	10,211	217,237
Cost		364,205	13,467	791,025	-	1,168,697
Intangible asset in progress		-	-	-	-
Software license	20 – 50	(2,172)	(2,002)	-	864	(3,310)
Database	10	(387)	(80)	-	-	(467)
Customer portfolio	10	(67,524)	(12,579)	-	-	(80,103)
Non-compete (a)	20	-	(337)	-	-	(337)
Platform	10 - 20	(12,647)	(20,612)	-	(864)	(34,123)
(-) Accumulated amortizations		(82,730)	(35,610)	-	-	(118,340)
Total		281,475	(22,143)	791,025	-	1,050,357

(a)	Refers to the non-compete agreement between former stakeholders from Smarkio and D1 after the conclusion of acquisition of this subsidiary.

The amortization of intangibles includes the amount of R$59,532 for the year ended December 31, 2022 (In 2021 - R$29,571 and 2020 - R$15,510) related to amortization of intangible assets acquired in business combinations, of which R$44,043 (In 2021 - R$16,985 and 2020 - R$7,042) was recorded in costs of services and R$15,489 (In 2021 - R$12,586 and 2020 - R$8,468) in administrative expenses.

Impairment testing

In 2022, the significant assumptions for impairment testing were as follows:

	Significant assumptions		Relationship between significant unobservable inputs and measurement of the present value of cash flows
The present value of cash flows could increase (decrease) if:
•	Annual forecast revenue growth rate;	•	the annual growth rate of revenue was higher (lower);
•	Forecast of the growth rate of variable input costs;	•	the cost growth rate was (higher) lower;
•	Risk-adjusted discount rate.	•	the risk-adjusted discount rate was (higher) lower.

The recoverable amount of the two CGUs was determined by calculating the present value of cash flows based on the Company's economic / financial projections for the next 5 years, and a terminal growth rate thereafter.

The key assumptions used in the estimation of the value in use are set out below. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant and markets in with CGU operates and have been based on historical data from both external and internal sources.

	2022	2021	2020
Consolidated
Weighted average annual revenue growth	-	38.10%	36.38%
Weighted average annual growth of variable cost	-	30.29%	26.93%
Weighted average cost of capital (WACC)	15.44%	14.73%	16.40%
Growth in terminal value	3.25%	5.00%	-
CPaaS CGU
Weighted average annual revenue growth	3.55%	-	-
Weighted average annual growth of variable cost	(4.51)%	-	-
SaaS CGU
Weighted average annual revenue growth	36.86%	-	-
Weighted average annual growth of variable cost	22.94%	-	-

As a result of the intangible asset and goodwill impairment testing in the year ended December 31, 2022, the Company recognized an impairment of R$136,723 in SaaS CGU that reduced the book value of goodwill of this CGU to its recoverable amount. This impairment is attributable to the combination of a slower-than-expected revenue growth of SaaS CGU in the context of a challenging macroeconomic scenario and an increased risk resulting in higher discount rate. No goodwill impairments were identified on the CPaaS CGU. There were no impairment loss to be recognized for intangible asset and goodwill for the years ended December 31, 2021 or 2020.